[LETTERHEAD OF WEINBERG & COMPANY, P.A.]

VIA EDGAR AND COURIER

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street NW
Washington DC 20549

Attn:    Johathon E. Gottlieb, Esq
         Mark Webb, Esq.

      Re:   Bio-Bridge Science, Inc.
            Registration Statement on Form SB-2
            File No. 333-121786

Messrs. Gottlieb and Webb:

We enclose for filing our response to the Staff's comment relating to the above referenced registration statement. We have reproduced the Staff's comment in bold type and have followed the comment with our response.

      49. Considering the significance of fixed assets; including fixes assets, construction in process and land use right, held by you in China, please have your independent accounting firm supplementally tell us the audit procedures used to determine the existence of these assets, the appropriate values assigned to these assets in the consolidated balance sheets and of its expertise in valuing assets held in China.

Weinberg & Company utilized the services of our correspondent firm, KP Cheng & Co, a firm chartered in Hong Kong and registered with the PCAOB. In response to your question, the audit procedures included physical observation of the major fixed assets and construction in progress, and tests of the accounting records including vouching of selected items to the vendor's invoices and contracts. As it relates to the land use right, the audit procedures included vouching of the amount of the payment for such right and observation and verification that the original land use right certificate issued by the local authority was properly issued in the name of the Company's subsidiary, Bio Bridge Science Beijing. All amounts were recorded as assets by the Company were based upon their historical cost basis.

We hope that the information contained in this letter satisfactorily addresses the comments by the Staff.

                                                    Very Truly Yours,


                                                    /s/ Weinberg & Company

                                                    Weinberg & Company